BANK BORROWINGS (Details)	9 Months Ended					3 Months Ended																																																										3 Months Ended		9 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2014 Bank borrowings USD ($)	Dec. 31, 2013 Bank borrowings USD ($)
Feb. 28, 2013
Loan payable to an overseas commercial bank, principal of $20,000, bearing interest at LIBOR plus 3.25% per annum but in no event less than 3.5% per annum, guaranteed by the Company's subsidiary, Bona International, Film Group Limited, due on November 20, 2015
Maximum
item

Sep. 30, 2014
PRC commercial bank
Loan payable to an overseas commercial bank, principal of $20,000, bearing interest at LIBOR plus 3.25% per annum but in no event less than 3.5% per annum, guaranteed by the Company's subsidiary, Bona International, Film Group Limited, due on November 20, 2015
USD ($)

Sep. 30, 2014
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $13,034 (equivalent of RMB80 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, the Company's VIE's subsidiaries, Zhejiang Bona, Film Television Production Co., Ltd. ("Zhejiang Bona"), Tianjin Bona and Culture Media Co., Ltd. ("Tianjin Bona") and Beijing Bona International Cineplex, Investment and Management Co., Ltd. ("Beijing Bona Cineplex"), due on March 27, 2015
USD ($)

Sep. 30, 2014
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $13,034 (equivalent of RMB80 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, the Company's VIE's subsidiaries, Zhejiang Bona, Film Television Production Co., Ltd. ("Zhejiang Bona"), Tianjin Bona and Culture Media Co., Ltd. ("Tianjin Bona") and Beijing Bona International Cineplex, Investment and Management Co., Ltd. ("Beijing Bona Cineplex"), due on March 27, 2015
CNY

Sep. 30, 2014
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $7,168 (equivalent of RMB44 million), bearing interest at 7.20% per annum, guaranteed by Zhejiang Bona, due on July 28, 2015
USD ($)

Sep. 30, 2014
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $7,168 (equivalent of RMB44 million), bearing interest at 7.20% per annum, guaranteed by Zhejiang Bona, due on July 28, 2015
CNY

Sep. 30, 2014
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $7,006 (equivalent of RMB43 million), bearing interest at 6.15% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Tianjin Bona, due on May 6, 2016
USD ($)

Sep. 30, 2014
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $7,006 (equivalent of RMB43 million), bearing interest at 6.15% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Tianjin Bona, due on May 6, 2016
CNY

Sep. 30, 2014
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $6,517 (equivalent of RMB40 million), bearing interest at 6.3% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, due on June 20, 2015
USD ($)

Sep. 30, 2014
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $6,517 (equivalent of RMB40 million), bearing interest at 6.3% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, due on June 20, 2015
CNY

Sep. 30, 2014
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $5,702 (equivalent of RMB35 million), bearing interest at 6% per annum, guaranteed by Mr. Dong Yu and Zhejiang Bona, due on April 24, 2015
USD ($)

Sep. 30, 2014
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $5,702 (equivalent of RMB35 million), bearing interest at 6% per annum, guaranteed by Mr. Dong Yu and Zhejiang Bona, due on April 24, 2015
CNY

Dec. 31, 2013
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $8,008 (equivalent of RMB50 million), bearing interest at 6.15% per annum, guaranteed by Mr. Dong Yu and Zhejiang Bona, repaid in May 2014
USD ($)

Dec. 31, 2013
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $8,008 (equivalent of RMB50 million), bearing interest at 6.15% per annum, guaranteed by Mr. Dong Yu and Zhejiang Bona, repaid in May 2014
CNY

Dec. 31, 2013
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $8,142 (equivalent of RMB50 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, due on May 31, 2014
USD ($)

Dec. 31, 2013
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $8,142 (equivalent of RMB50 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, due on May 31, 2014
CNY

Dec. 31, 2013
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $6,499 (equivalent of RMB40 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, due on June 24, 2014
USD ($)

Dec. 31, 2013
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $6,499 (equivalent of RMB40 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, due on June 24, 2014
CNY

Dec. 31, 2013
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $3,592 (equivalent of RMB22 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, due on August 30, 2014
USD ($)

Dec. 31, 2013
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $3,592 (equivalent of RMB22 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, due on August 30, 2014
CNY

Dec. 31, 2013
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $3,265 (equivalent of RMB20 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, due on August 29, 2014
USD ($)

Dec. 31, 2013
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $3,265 (equivalent of RMB20 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, due on August 29, 2014
CNY

Dec. 31, 2013
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $1,796 (equivalent of RMB11 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, due on June 30, 2014
USD ($)

Dec. 31, 2013
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $1,796 (equivalent of RMB11 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, due on June 30, 2014
CNY

Dec. 31, 2013
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $1,796 (equivalent of RMB11 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, due on July 30, 2014
USD ($)

Dec. 31, 2013
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $1,796 (equivalent of RMB11 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, due on July 30, 2014
CNY

Dec. 31, 2013
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $1,625 (equivalent of RMB10 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, repaid in January 2014
USD ($)

Dec. 31, 2013
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $1,625 (equivalent of RMB10 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, repaid in January 2014
CNY

Sep. 30, 2014
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $5,056 (equivalent of RMB31 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu Zhejiang Bona, Tianjin Bona and Beijing Bona Cineplex, due on June 29, 2015
USD ($)

Sep. 30, 2014
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $5,056 (equivalent of RMB31 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu Zhejiang Bona, Tianjin Bona and Beijing Bona Cineplex, due on June 29, 2015
CNY

Sep. 30, 2014
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $4,399 (equivalent of RMB27 million), bearing interest at 6.15% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Tianjin Bona, due on May 25, 2016
USD ($)

Sep. 30, 2014
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $4,399 (equivalent of RMB27 million), bearing interest at 6.15% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Tianjin Bona, due on May 25, 2016
CNY

Sep. 30, 2014
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $3,259 (equivalent of RMB20 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona,Tianjin Bona and Beijing Bona Cineplex, due on September 1, 2015
USD ($)

Sep. 30, 2014
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $3,259 (equivalent of RMB20 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona,Tianjin Bona and Beijing Bona Cineplex, due on September 1, 2015
CNY

Sep. 30, 2014
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $3,258 (equivalent of RMB20 million), bearing interest at 7.38% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and the Company's VIR, Bona Film Group Co, Ltd. (PRC) ("Bona Film"), due on September 26, 2016
USD ($)

Sep. 30, 2014
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $3,258 (equivalent of RMB20 million), bearing interest at 7.38% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and the Company's VIR, Bona Film Group Co, Ltd. (PRC) ("Bona Film"), due on September 26, 2016
CNY

Sep. 30, 2014
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $2,770 (equivalent of RMB17 million), bearing interest at 7.38% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Bona Film, due on July 30, 2016
USD ($)

Sep. 30, 2014
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $2,770 (equivalent of RMB17 million), bearing interest at 7.38% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Bona Film, due on July 30, 2016
CNY

Sep. 30, 2014
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $2,444 (equivalent of RMB15 million), bearing interest at 6.3% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, due on September 18, 2015
USD ($)

Sep. 30, 2014
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $2,444 (equivalent of RMB15 million), bearing interest at 6.3% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, due on September 18, 2015
CNY

Sep. 30, 2014
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $1,629 (equivalent of RMB10 million), bearing interest at 6.3% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, due on August 28, 2015
USD ($)

Sep. 30, 2014
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $1,629 (equivalent of RMB10 million), bearing interest at 6.3% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, due on August 28, 2015
CNY

Sep. 30, 2014
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $1,592 (equivalent of RMB9.77 million), bearing interest at 7.38% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Bona Film, due on September 26, 2015
USD ($)

Sep. 30, 2014
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $1,592 (equivalent of RMB9.77 million), bearing interest at 7.38% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Bona Film, due on September 26, 2015
CNY

Sep. 30, 2014
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $1,303 (equivalent of RMB8 million), bearing interest at 6.15% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Tianjin Bona, due on May 29, 2015
USD ($)

Sep. 30, 2014
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $1,303 (equivalent of RMB8 million), bearing interest at 6.15% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Tianjin Bona, due on May 29, 2015
CNY

Sep. 30, 2014
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $896 (equivalent of RMB5.5million), bearing interest at 7.38% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Bona Film, due on July 11, 2016
USD ($)

Sep. 30, 2014
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $896 (equivalent of RMB5.5million), bearing interest at 7.38% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Bona Film, due on July 11, 2016
CNY

Sep. 30, 2014
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $815 (equivalent of RMB5 million), bearing interest at 6% per annum, guaranteed by Mr. Dong Yu and Zhejiang Bona, due on October 24, 2014
USD ($)

Sep. 30, 2014
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $815 (equivalent of RMB5 million), bearing interest at 6% per annum, guaranteed by Mr. Dong Yu and Zhejiang Bona, due on October 24, 2014
CNY

Sep. 30, 2014
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $652 (equivalent of RMB4 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona, Tianjin Bona and Beijing Bona Cineplex, due on July 17, 2015
USD ($)

Sep. 30, 2014
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $652 (equivalent of RMB4 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona, Tianjin Bona and Beijing Bona Cineplex, due on July 17, 2015
CNY

Sep. 30, 2014
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $562 (equivalent of RMB3.45million), bearing interest at 7.38% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Bona Film, due on July 30, 2015
USD ($)

Sep. 30, 2014
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $562 (equivalent of RMB3.45million), bearing interest at 7.38% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Bona Film, due on July 30, 2015
CNY

Sep. 30, 2014
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $326 (equivalent of RMB2 million), bearing interest at 6.15% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Tianjin Bona, due on May 29, 2015
USD ($)

Sep. 30, 2014
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $326 (equivalent of RMB2 million), bearing interest at 6.15% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Tianjin Bona, due on May 29, 2015
CNY

Sep. 30, 2014
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $244 (equivalent of RMB1.5million), bearing interest at 7.38% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Bona Film, due on July 11, 2015
USD ($)

Sep. 30, 2014
PRC commercial bank
Loan payable to a PRC commercial bank, principal of $244 (equivalent of RMB1.5million), bearing interest at 7.38% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Bona Film, due on July 11, 2015
CNY

Sep. 30, 2013
Overseas Commercial Bank
Loan payable to an overseas commercial bank, principal of $20,000, bearing interest at LIBOR plus 3.25% per annum but in no event less than 3.5% per annum, guaranteed by the Company's subsidiary, Bona International, Film Group Limited, due on November 20, 2015
item

Jun. 30, 2013
Overseas Commercial Bank
Loan payable to an overseas commercial bank, principal of $20,000, bearing interest at LIBOR plus 3.25% per annum but in no event less than 3.5% per annum, guaranteed by the Company's subsidiary, Bona International, Film Group Limited, due on November 20, 2015
item

Sep. 30, 2014
Overseas Commercial Bank
Loan payable to an overseas commercial bank, principal of $20,000, bearing interest at LIBOR plus 3.25% per annum but in no event less than 3.5% per annum, guaranteed by the Company's subsidiary, Bona International, Film Group Limited, due on November 20, 2015
USD ($)

Dec. 31, 2013
Overseas Commercial Bank
Loan payable to an overseas commercial bank, principal of $20,000, bearing interest at LIBOR plus 3.25% per annum but in no event less than 3.5% per annum, guaranteed by the Company's subsidiary, Bona International, Film Group Limited, due on November 20, 2015
USD ($)
item

Feb. 28, 2013
Overseas Commercial Bank
Loan payable to an overseas commercial bank, principal of $20,000, bearing interest at LIBOR plus 3.25% per annum but in no event less than 3.5% per annum, guaranteed by the Company's subsidiary, Bona International, Film Group Limited, due on November 20, 2015
Maximum
item

Dec. 31, 2013
Overseas Commercial Bank
Loan payable to an overseas commercial bank, principal of $20,000, bearing interest at LIBOR plus 3.25% per annum but in no event less than 3.5% per annum, guaranteed by the Company's subsidiary, Bona International, Film Group Limited, due on November 20, 2015
Minimum
USD ($)

Sep. 30, 2014
Overseas Commercial Bank
Loan payable to an overseas commercial bank, principal of $9,659 and $15,612 as of December 31, 2013 and September 30, 2014 respectively, bearing interest at 3.25% per annum, guaranteed by $10,163 (equivalent of RMB62 million) and $16,292 (equivalent of RMB100 million) of the Company's restricted cash as of December 31, 2013 and September 30, 2014 respectively, due date exchanged from September 10, 2014 to October 10, 2015
USD ($)

Sep. 30, 2014
Overseas Commercial Bank
Loan payable to an overseas commercial bank, principal of $9,659 and $15,612 as of December 31, 2013 and September 30, 2014 respectively, bearing interest at 3.25% per annum, guaranteed by $10,163 (equivalent of RMB62 million) and $16,292 (equivalent of RMB100 million) of the Company's restricted cash as of December 31, 2013 and September 30, 2014 respectively, due date exchanged from September 10, 2014 to October 10, 2015
CNY

Dec. 31, 2013
Overseas Commercial Bank
Loan payable to an overseas commercial bank, principal of $9,659 and $15,612 as of December 31, 2013 and September 30, 2014 respectively, bearing interest at 3.25% per annum, guaranteed by $10,163 (equivalent of RMB62 million) and $16,292 (equivalent of RMB100 million) of the Company's restricted cash as of December 31, 2013 and September 30, 2014 respectively, due date exchanged from September 10, 2014 to October 10, 2015
USD ($)

Dec. 31, 2013
Overseas Commercial Bank
Loan payable to an overseas commercial bank, principal of $9,659 and $15,612 as of December 31, 2013 and September 30, 2014 respectively, bearing interest at 3.25% per annum, guaranteed by $10,163 (equivalent of RMB62 million) and $16,292 (equivalent of RMB100 million) of the Company's restricted cash as of December 31, 2013 and September 30, 2014 respectively, due date exchanged from September 10, 2014 to October 10, 2015
CNY

Sep. 30, 2014
Overseas Commercial Bank
Loan payable to an overseas commercial bank, principal of $15,563 and $15,447 as of December 31, 2013 and September 30, 2014 respectively, bearing interest at 2.95% per annum over one month LIBOR, guaranteed by $18,156 (equivalent of RMB111 million) of the Company's restricted cash, due date exchanged from August 8, 2014 to August 28, 2015
USD ($)

Sep. 30, 2014
Overseas Commercial Bank
Loan payable to an overseas commercial bank, principal of $15,563 and $15,447 as of December 31, 2013 and September 30, 2014 respectively, bearing interest at 2.95% per annum over one month LIBOR, guaranteed by $18,156 (equivalent of RMB111 million) of the Company's restricted cash, due date exchanged from August 8, 2014 to August 28, 2015
CNY

Dec. 31, 2013
Overseas Commercial Bank
Loan payable to an overseas commercial bank, principal of $15,563 and $15,447 as of December 31, 2013 and September 30, 2014 respectively, bearing interest at 2.95% per annum over one month LIBOR, guaranteed by $18,156 (equivalent of RMB111 million) of the Company's restricted cash, due date exchanged from August 8, 2014 to August 28, 2015
USD ($)

Sep. 30, 2014
Overseas Commercial Bank
Loan payable to an overseas commercial bank, principal of $11,048, bearing interest at 3.25% per annum over one month LIBOR, guaranteed by $11,730 (equivalent of MB72 million) of the Company's restricted cash, due on April 24, 2015
USD ($)

Sep. 30, 2014
Overseas Commercial Bank
Loan payable to an overseas commercial bank, principal of $11,048, bearing interest at 3.25% per annum over one month LIBOR, guaranteed by $11,730 (equivalent of MB72 million) of the Company's restricted cash, due on April 24, 2015
CNY

Sep. 30, 2014
Overseas Commercial Bank
Loan payable to an overseas commercial bank, principal of $10,760, bearing interest at 2.7% per annum over one month LIBOR, guaranteed by $11,404 (equivalent of RMB70 million) of the Company's restricted cash, due on March 10, 2015
USD ($)

Sep. 30, 2014
Overseas Commercial Bank
Loan payable to an overseas commercial bank, principal of $10,760, bearing interest at 2.7% per annum over one month LIBOR, guaranteed by $11,404 (equivalent of RMB70 million) of the Company's restricted cash, due on March 10, 2015
CNY

BANK BORROWINGS
Principal amount borrowed							$ 20,000,000.00	$ 13,034,000	80,000,000	$ 7,168,000	44,000,000	$ 7,006,000	43,000,000	$ 6,517,000	40,000,000	$ 5,702,000	35,000,000	$ 8,008	50,000,000	$ 8,142	50,000,000	$ 6,499,000	40,000,000	$ 3,592,000	22,000,000	$ 3,265,000	20,000,000	$ 1,796	11,000,000	$ 1,796,000	11,000,000	$ 1,625,000	10,000,000	$ 5,056,000	31,000,000	$ 4,399,000	27,000,000	$ 3,259,000	20,000,000	$ 3,258,000	20,000,000	$ 2,770,000	17,000,000	$ 2,444,000	15,000,000	$ 1,629,000	10,000,000	$ 1,592,000	9,770,000	$ 1,303,000	8,000,000	$ 896,000	5,500,000	$ 815,000	5,000,000	$ 652,000	4,000,000	$ 562,000	3,450,000	$ 326,000	2,000,000	$ 244,000	1,500,000							$ 15,612,000		$ 9,659,000		$ 15,447,000		$ 15,563,000	$ 11,048,000		$ 10,760,000
Interest rate (as a percent)							3.25%	7.20%	7.20%	7.20%	7.20%	6.15%	6.15%	6.30%	6.30%	6.00%	6.00%	6.15%	6.15%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	6.15%	6.15%	7.20%	7.20%	7.38%	7.38%	7.38%	7.38%	6.30%	6.30%	6.30%	6.30%	7.38%	7.38%	6.15%	6.15%	7.38%	7.38%	6.00%	6.00%	7.20%	7.20%	7.38%	7.38%	6.15%	6.15%	7.38%	7.38%							3.25%	3.25%			2.95%	2.95%		3.25%	3.25%	2.70%	2.70%
Annual interest rate, minimum (as a percent)																																																																		3.50%
Loans guaranteed by restricted cash																																																																						16,292,000	100,000,000	10,163,000	62,000,000	18,156,000	111,000,000		11,730,000	72,000,000	11,404,000	70,000,000
Number of quarters figures used to calculate ratios																																																																			4
Cash assets required during the term of the loans																																																																					5.0
EBITDA Ratio Covenant																																																																4.25	4.75			3.8
Ratio of total liabilities to tangible net worth						2
Interest expenses capitalized to production costs	2,802,000	580,000
Changes in the balances of bank borrowings
Balance at the beginning of the period				141,727,000	80,704,000			13,060,000		7,183,000		7,021,000		6,528,000		5,714,000		8,275,000		8,278,000		6,622,000		3,642,000		3,311,000		1,821,000		1,821,000		1,655,000		5,061,000		4,408,000		3,265,000		3,259,000		2,776,000		2,448,000		1,632,000		1,592,000		1,306,000		899,000		816,000		653,000		563,000		327,000		245,000				20,027,000				15,640,000		9,664,000		15,447,000		15,588,000	11,061,000		10,785,000
Accrued interest expenses	4,000,000	1,603,000
Balance at the end of the period				141,727,000	80,704,000			13,060,000		7,183,000		7,021,000		6,528,000		5,714,000		8,275,000		8,278,000		6,622,000		3,642,000		3,311,000		1,821,000		1,821,000		1,655,000		5,061,000		4,408,000		3,265,000		3,259,000		2,776,000		2,448,000		1,632,000		1,592,000		1,306,000		899,000		816,000		653,000		563,000		327,000		245,000				20,038,000	20,027,000			15,640,000		9,664,000		15,447,000		15,588,000	11,061,000		10,785,000
Including:
Current	87,787,000		60,704,000	87,787,000	60,704,000
Non-current	53,940,000		20,000,000	53,940,000	20,000,000
Total				141,727,000	80,704,000			13,060,000		7,183,000		7,021,000		6,528,000		5,714,000		8,275,000		8,278,000		6,622,000		3,642,000		3,311,000		1,821,000		1,821,000		1,655,000		5,061,000		4,408,000		3,265,000		3,259,000		2,776,000		2,448,000		1,632,000		1,592,000		1,306,000		899,000		816,000		653,000		563,000		327,000		245,000				20,038,000	20,027,000			15,640,000		9,664,000		15,447,000		15,588,000	11,061,000		10,785,000
Expected repayment of the borrowings
2014				1,050
2015				122,349
2016				18,328
2017				0
2018				$ 0